Acquisition of FOH Online Corp Inc.	12 Months Ended
Jan. 31, 2019
Acquisition Of Foh Online Corp Inc.
Acquisition of FOH Online Corp Inc.

9	Acquisition of FOH Online Corp Inc.

On November 15, 2018 the Company entered into a Stock Purchase Agreement with the shareholders of FOH Online Corp Inc (FOH), which included Cullen Investments Limited (Cullen) a related entity, that the Company purchased all of the issued and outstanding shares of FOH. The transaction was settled on December 6, 2019. The sub licence agreement which was in place between the Company and FOH was terminated upon completion of this transaction. The company has treated this transaction as an asset acquisition as the activities of FOH did not constitute a business.

Details of the purchase consideration, the net assets acquired and goodwill are as follows:

FOH
NZ$000’s
Purchase consideration
Shares issued at fair value	6,872
Debt forgiveness	13,074
Total	19,946

The assets and liabilities recognised as a result of the acquisition are as follows

Fair value
NZ$000’s
Cash	278
Net balance with sub licencee	(3,119)
Loan payable to EJ Watson	(2,172)
Patents and Licences	24,959
Total of assets acquired	19,946